Expense Example - FidelityGlobalCommodityStockFund-AMCIZPRO - FidelityGlobalCommodityStockFund-AMCIZPRO - Fidelity Global Commodity Stock Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Global Commodity Stock Fund - Class A
Expense Example:
1 year	$ 689
3 years	931
5 years	1,192
10 years	1,935
Fidelity Advisor Global Commodity Stock Fund - Class C
Expense Example:
1 year	297
3 years	609
5 years	1,047
10 years	2,070
Fidelity Advisor Global Commodity Stock Fund - Class M
Expense Example:
1 year	492
3 years	794
5 years	1,118
10 years	2,034
Fidelity Advisor Global Commodity Stock Fund - Class I
Expense Example:
1 year	94
3 years	293
5 years	509
10 years	1,131
Fidelity Advisor Global Commodity Stock Fund - Class Z
Expense Example:
1 year	81
3 years	252
5 years	439
10 years	$ 978